Long-term debt	12 Months Ended
Dec. 31, 2022
Long-term debt
Long-term debt

12. Long-term debt

The following table summarizes Vermilion’s outstanding long-term debt:

	As at
	Dec 31, 2022	Dec 31, 2021
Revolving credit facility	147,666	1,273,755
2025 senior unsecured notes	404,463	377,814
2030 senior unsecured notes	529,222	—
Long-term debt	1,081,351	1,651,569

The fair value of the revolving credit facility is equal to its carrying value due to the use of short-term borrowing instruments at market rates of interest. The fair value of the 2025 senior unsecured notes as at December 31, 2022 was $391.3 million (December 31, 2021 - $387.0 million). The fair value of the 2030 senior unsecured notes as at December 31, 2022 was $496.8 million (December 31, 2021 - nil).

The following table reconciles the change in Vermilion’s long-term debt:

	2022	2021
Balance at January 1	1,651,569	1,933,848
Repayments on the revolving credit facility	(1,121,868)	(341,259)
Issuance of 2030 senior unsecured notes	499,037	—
Amortization of transaction costs	1,833	778
Foreign exchange	50,780	58,202
Balance at December 31	1,081,351	1,651,569

Revolving credit facility

As at December 31, 2022, Vermilion had in place a bank revolving credit facility maturing May 29, 2026 with the following terms:

	As at
	Dec 31, 2022	Dec 31, 2021
Total facility amount	1,600,000	2,100,000
Amount drawn	(147,666)	(1,273,755)
Letters of credit outstanding	(13,527)	(11,035)
Unutilized capacity	1,438,807	815,210

The facility can be extended from time to time at the option of the lenders and upon notice from Vermilion. If no extension is granted by the lenders, the amounts owing pursuant to the facility are due at the maturity date. The facility is secured by various fixed and floating charges against the subsidiaries of Vermilion. On April 26, 2022, contemporaneous with the issuance of the 2030 senior unsecured notes and at Vermilion's election, the maturity date of the facility was extended to May 29, 2026 (previously May 31, 2024) and the total facility amount was reduced to $1.6 billion (previously $2.1 billion).

The facility bears interest at a rate applicable to demand loans plus applicable margins.

As at December 31, 2022, the revolving credit facility was subject to the following financial covenants:

		As at
Financial covenant	Limit	Dec 31, 2022	Dec 31, 2021
Consolidated total debt to consolidated EBITDA	Less than 4.0	0.51	1.61
Consolidated total senior debt to consolidated EBITDA	Less than 3.5	0.07	1.24
Consolidated EBITDA to consolidated interest expense	Greater than 2.5	27.10	14.78

The financial covenants include financial measures defined within the revolving credit facility agreement that are not defined under IFRS. These financial measures are defined by the revolving credit facility agreement as follows:

●	Consolidated total debt: Includes all amounts classified as “Long-term debt” and “Lease obligations” (including the current portion included within “Accounts payable and accrued liabilities” but excluding operating leases as defined under IAS 17) on the consolidated balance sheet.
●	Consolidated total senior debt: Consolidated total debt excluding unsecured and subordinated debt.
●	Consolidated EBITDA: Consolidated net earnings before interest, income taxes, depreciation, accretion and certain other non-cash items, adjusted for the impact of the acquisition of a material subsidiary.
●	Consolidated total interest expense: Includes all amounts classified as “Interest expense”, but excludes interest on operating leases as defined under IAS 17.

In addition, our revolving credit facility has provisions relating to our liability management ratings in Alberta and Saskatchewan whereby if our security adjusted liability management ratings fall below specified limits in a province, a portion of the asset retirement obligations are included in the definitions of consolidated total debt and consolidated total senior debt. An event of default occurs if our security adjusted liability management ratings breach additional lower limits for a period greater than 90 days. As of December 31, 2022, Vermilion’s liability management ratings were higher than the specified levels, and as such, no amounts relating to asset retirement obligations were included in the calculation of consolidated total debt and consolidated total senior debt.

As at December 31, 2022 and December 31, 2021, Vermilion was in compliance with the above covenants.

2025 senior unsecured notes

On March 13, 2017, Vermilion issued US $300.0 million of senior unsecured notes at par. The notes bear interest at a rate of 5.625% per annum, to be paid semi-annually on March 15 and September 15. The notes mature on March 15, 2025. As direct senior unsecured obligations of Vermilion, the notes rank equally with existing and future senior unsecured indebtedness of the Company.

The senior unsecured notes were recognized at amortized cost and include the transaction costs directly related to the issuance.

Vermilion may redeem some or all of the senior unsecured notes at the redemption prices set forth in the following table plus any accrued and unpaid interest, if redeemed during the twelve-month period beginning on March 15 of each of the years indicated below:

Year	Redemption price
2022	101.406%
2023 and thereafter	100.000%

2030 senior unsecured notes

On April 26, 2022, Vermilion closed a private offering of US $400.0 million 8-year senior unsecured notes. The notes were priced at 99.241% of par, mature on May 1, 2030, and bear interest at a rate of 6.875% per annum. Interest is paid semi-annually on May 1 and November 1, commencing on November 1, 2022. The notes are senior unsecured obligations of Vermilion and rank equally with existing and future senior unsecured indebtedness.

The senior unsecured notes were recognized at amortized cost and include the transaction costs directly related to the issuance.

Vermilion may, at its option, redeem the notes prior to maturity as follows:

●	On or after May 1, 2025, Vermilion may redeem some or all of the senior unsecured notes at the redemption prices set forth below, together with accrued and unpaid interest.
●	Prior to May 1, 2025, Vermilion may redeem up to 35% of the original principal amount of the notes with an amount of cash not greater than the net cash proceeds of certain equity offerings at a redemption price of 106.875% of the principal amount of the notes, together with accrued and unpaid interest.
●	Prior to May 1, 2025, Vermilion may also redeem some or all of the notes at a price equal to 100% of the principal amount of the notes, plus a “make-whole premium,” together with applicable premium, accrued and unpaid interest.

Year	Redemption price
2025	103.438%
2026	102.292%
2027	101.146%
2028 and thereafter	100.000%